Significant accounting policies - Narrative (Details) R / shares in Units, £ in Millions, shares in Millions, R in Billions, $ in Billions						3 Months Ended	12 Months Ended				13 Months Ended
	Sep. 30, 2022	Apr. 29, 2022 GBP (£)	Apr. 21, 2022 GBP (£)	Apr. 21, 2022 ZAR (R) R / shares shares	Aug. 01, 2019	Jun. 30, 2022	Dec. 31, 2021 GBP (£)		Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Mar. 10, 2022 USD ($)	Mar. 31, 2022 GBP (£)	Sep. 30, 2021 GBP (£)
Disclosure of retrospective restatement [Line Items]
Litigation and conduct							£ 397	[1]	£ 153	£ 1,849
Operating expense							14,659	[1]	13,886	15,434
Provisions							1,908	[2]	2,304
Taxation							(1,138)	[1]	(604)	(1,003)
Current tax liabilities							689	[2]	645
Profit after tax							7,056	[1],[3]	2,461	3,354
Proceeds from sale or redemption of debt securities at amortised cost							3,757	[4]	8,480	£ 3,590
Surplus (deficit) in plan							3,568		1,523
UK | Pension defined benefit plans | Of which relates to UKRF
Disclosure of retrospective restatement [Line Items]
Surplus (deficit) in plan							3,819		1,807				£ 600
Financial assets at amortised cost | The senior notes | UK
Disclosure of retrospective restatement [Line Items]
Notional contract amount							1,250		1,250
Forecast
Disclosure of retrospective restatement [Line Items]
Potential decrease in capital ratio	0.30%					(0.10%)
CET1 capital
Disclosure of retrospective restatement [Line Items]
PRA transitional regulatory capital							(47,327)		£ (46,296)
Adjustments
Disclosure of retrospective restatement [Line Items]
Litigation and conduct							220
Operating expense							220
Provisions							220
Taxation							50
Current tax liabilities							(50)
Profit after tax							(170)
Previously stated
Disclosure of retrospective restatement [Line Items]
Litigation and conduct							177
Operating expense							14,439
Provisions							1,688
Taxation							(1,188)
Current tax liabilities							739
Profit after tax							£ 7,226
Disclosure of post year end balances | UK | Pension defined benefit plans | Of which relates to UKRF
Disclosure of retrospective restatement [Line Items]
Surplus (deficit) in plan												£ 4,400
Disclosure of post year end balances | Customer remediation provision
Disclosure of retrospective restatement [Line Items]
Other provisions												£ 181
Disclosure of post year end balances | Forecast
Disclosure of retrospective restatement [Line Items]
Potential decrease in capital ratio	0.30%
Other disposals of assets | Absa Group Limited
Disclosure of retrospective restatement [Line Items]
Number of shares sold (in shares) | shares				63
Number of shares sold as % of total shares				7.40%
Price per share (in ZAR per share) | R / shares				R 164.00
Proceeds from sale or redemption of debt securities at amortised cost			£ 516	R 10.3
Loss on disposals of investments			£ 42
Capital contribution from parent entity
Disclosure of retrospective restatement [Line Items]
Increase through other contributions by owners, equity		£ 750
US | Over issuance of securities
Disclosure of retrospective restatement [Line Items]
Validity term					3 years
US | Disclosure of post year end balances | Over issuance of securities
Disclosure of retrospective restatement [Line Items]
Securities issues in excess of limit | $											$ 13.0
US | Over issuance of securities | Disclosure of post year end balances
Disclosure of retrospective restatement [Line Items]
Securities issue limit | $											20.8
Securities issues in excess of limit | $											$ 15.0

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[3]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details
[4]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.